FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments location:
Unrealized net loss on qualifying cash flow hedging instruments	$ (1,822)	$ (6,832)	$ (19,462)
Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	128,000	180,100
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	128,021	180,100
Derivatives designated as hedging instruments location:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	4,147	1,547	1,024
Unrealized net loss on qualifying cash flow hedging instruments	(2,700)
Description of variable rate basis	LIBOR
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	(1,644)	0	0
Ineffective Portion	542	(535)	(632)
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Gain on sale of Golar Maria [Member]
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	2,370	0	0
Ineffective Portion	0	0	0
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Minimum [Member]
Mark-to-market swaps valuation:
Fixed interest rate	3.57%	3.57%
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Maximum [Member]
Mark-to-market swaps valuation:
Fixed interest rate	4.52%	4.52%
Designated as Hedging Instrument | Accumulated Other Comprehensive Income (Loss) [Member] | Swap | Cash flow hedging
Derivatives designated as hedging instruments location:
Unrealized net loss on qualifying cash flow hedging instruments	$ 900	$ 0	$ 0